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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C.  20549

                                   FORM 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 1999

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.):    [  ] is a restatement.
                                     [  ] adds new holdings
                                          entries.
Institutional Investment Manager Filing this Report:

Name:      Greenville Capital Management, Inc.
Address:   PO Box 220
           Rockland, DE 19732

Form 13F File Number:  28-3476

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Elizabeth B. Kirker
Title:     Office Manager
Phone:     302-429-9799

Signature, Place, and Date of Signing:

/s/ Elizabeth B. Kirker            Rockland, DE             7-20-99
--------------------------   --------------------------   ------------
[Signature]                        [City, State]            [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

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[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

       Form 13F File Number        Name

       28-
       ----------------------      ----------------------------------
       [Repeat as necessary.]


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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               N/A
                                            -------------

Form 13F Information Table Entry Total:           72
                                            -------------

Form 13F Information Table Value Total:     $ 324,924,748
                                            -------------
                                             (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.           Form 13F File Number            Name

      _____         28-_____________________        ________________________

      [Repeat as necessary.]



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                          GREENVILLE CAPITAL MANAGEMENT
                                   13F REPORT
                          Quarter Ending June 30, 1999


COMMON STOCK                          CLASS     CUSIP        VALUE       QUANTITY  DISCRETION

4 Front Technologies, Inc             Common   351042106    2,986,990      302,480   X
Able Telecom                          Common   003712304    2,046,109      282,222   X
Action Performance                    Common   004933107    6,647,025      201,425   X
Acxiom Corp                           Common   005125109   12,359,873      495,634   X
Adflex Solutions                      Common   006866107       22,000        5,500   X
Aeroflex                              Common   007768104    5,383,356      272,575   X
American Banknote                     Common   024377103       29,081       10,575   X
Holographics
Artesyn Technologies, Inc.            Common   043127109    8,102,653      365,190   X
Assisted Living Concepts              Common   04543L109       21,922        7,625   X
Astropower, Inc.                      Common   04644A101    4,892,772      279,587   X
Atmel                                 Common   049513104    8,773,205      335,015   X
C.R. Bard Inc.                        Common   067383109   10,688,484      223,550   X
Blue Rhino                            Common   095811105    3,336,900      363,200   X
Buffets, Inc.                         Common   119882108    4,829,172      419,928   X
Cannondale Corp.                      Common   137798104       34,409        3,025   X
Central Garden & Pet                  Common   153527106       75,850        7,400   X
Checkpoint Systems                    Common   162825103      117,975       13,200   X
Commscope                             Common   203372107   10,218,225      332,300   X
Comstock Resouces                     Common   205768203       45,878       13,850   X
Convergys Corp                        Common   212485106    6,834,047      352,725   X
Correctional Services, Corp           Common   219921103    4,405,763      577,805   X
Cost Plus, Inc.                       Common   221485105   10,472,962      230,175   X
DII Group                             Common   232949107   10,985,733      294,425   X
Dave and Busters, Inc.                Common   23833N104   11,224,885      387,065   X
Encore Wire                           Common   292562105       78,844        8,700   X
Equinox Systems                       Common   294436100    3,993,040      369,298   X
FMC Corp New                          Common   302491303        6,831          100   X
FVC.com Inc,                          Common   30266P100       70,850       10,900   X
Foodmaker Inc.                        Common   344839204   11,773,128      414,912   X
Fundtech                              Common   m47095100    3,093,047      119,250   X
Gadzooks Inc.                         Common   362553109       70,400        4,400   X
Group Maintenance Amer                Common   39943E107    4,420,705      341,697   X
Hyperion                              Common   44914m104       26,719        1,500   X
ICU Medical                           Common   44930G107    3,061,706      173,100   X
Infocure Corp                         Common   45665A108   12,442,959      235,050   X
Jabil Circuit                         Common   466313103    6,622,094      146,750   X
Jakks Pacific, Inc                    Common   47012E106    4,620,192      154,975   X
Kenneth Cole Productions              Common   193294105    5,857,234      210,125   X
Mattel, Inc                           Common   577081102    6,266,369      239,861   X
Maxim Group Inc.                      Common   57772J104       92,739       10,675   X
Maxwell Technologies                  Common   577767106    4,541,797      188,750   X
Metro One Telecom                     Common   59163f105    4,038,375      293,700   X
Mettler Toledo                        Common   592688105    8,938,489      350,529   X
International Inc.
Mobile Mini                           Common   60740F105    7,896,892      403,675   X
National Computer Systems,            Common   635519101    5,587,684      165,561   X
Inc
Outback Steakhouse                    Common   689899102    3,534,194       89,900   X

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

COMMON STOCK                          CLASS     CUSIP        VALUE       QUANTITY  DISCRETION
Paul Harris Stores                    Common   703555201       36,447        5,350   X
Pericom Semiconductor                 Common   713831105    3,476,250      309,000   X
Personnel Group of Amer               Common   715338109    3,910,160      391,016   X
Point of Sale, Ltd                    Common   M7945W108    5,950,325      476,026   X
Prime Hospitality Corp                Common   741917108    2,401,920      200,160   X
Progress Software                     Common   743312100    5,799,019      205,275   X
QRS Corp                              Common   74726X105    6,281,418       80,531   X
Quicksilver, Inc.                     Common   74838C106       38,116        1,462   X
Remedy Corporation                    Common   759548100    4,365,844      162,450   X
RemedyTemp Inc.                       Common   759549108       54,000        4,000   X
Rent-Way                              Common   76009U104    4,936,721      200,476   X
Rogue Wave Software                   Common   775369101    3,468,467      380,106   X
SPX Corp.                             Common   784635104    6,513,000       78,000   X
Secure Computing                      Common   813705100       53,747       22,050   X
Service Experts, Inc.                 Common   817567100       26,250        1,200   X
Smith-Gardner & Assoc                 Common   832059109    1,844,902      228,825   X
Synopsys, Inc.                        Common   871607107    6,871,727      124,516   X
Taco Cabana                           Common   873425102    3,069,198      301,271   X
Titan Corp.                           Common   886266103   10,754,502      977,682   X
Transworld Entertainment              Common   89336Q100    4,010,062      356,450   X
Transwitch Corp                       Common   894065101   13,298,589      280,709   X
US Oncology                           Common   90338W103    5,520,000      460,000   X
USINTERNETWORKING                     Common   917311805        4,200          100   X
United Road Services                  Common   911384105       22,550        4,400   X
Veterinary Centers of                 Common   925514101      134,608        9,925   X
America
Waters Corp.                          Common   941848103    5,547,897      104,431   X
Westpoint Stevens, Inc.               Common   961238102    4,965,272      166,550   X
                    72                                    324,924,748
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